Interest expense (Details) - USD ($) $ in Thousands		1 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Aug. 11, 2015	Aug. 14, 2015	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016	Nov. 20, 2012
Debt Instrument [Line Items]
Interest incurred on debt			$ 7,694	$ 35,473	$ 12,086		$ 24,060	$ 20,408
Accretion of fair value adjustment on Senior Notes		$ 268	2,305	357	0		6,454	6,305
Amortization of debt issuance costs				1,416	154		309	201
Total interest expense			$ 9,999	$ 66,532	15,448		$ 30,823	$ 26,914
Effective interest rate, revolving credit facility				5.59%			4.57%	5.52%
Stated interest rate							6.375%
Subordinated Borrowing, Interest Rate							7.00%
Accelerated amortization on prepaid of Senior Subordinated Notes	$ 4,500			$ (23,827)	$ 0
Predecessor [Member]
Debt Instrument [Line Items]
Interest incurred on debt						$ 12,066
Amortization of discount on Senior Subordinated Notes						12,027
Amortization of debt issuance costs						2,118
Total interest expense						$ 26,211
Senior Notes
Debt Instrument [Line Items]
Stated interest rate							6.375%		6.375%